Earnings Per Share - Schedule of Basic Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income attributable to owners of the Company	$ 275,675	$ 233,677	[1]
Balance, beginning of year	81,450,326	86,397,588
Effect of stock options exercised	858,488	846,690
Effect of repurchase of own shares	(1,204,210)	(3,854,133)
Effect of share issuance	8,008,750
Weighted average number of common shares	89,113,354	83,390,145
Earnings per share – basic (in dollars)	$ 3.09	$ 2.80	[1]
Earnings per share from continuing operations – basic (in dollars)	$ 3.09	$ 2.93	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)